ADVANCES TO ACQUIRE BUILDINGS	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
ADVANCES TO AQUIRE BUILDINGS
ADVANCES TO ACQUIRE BUILDINGS

On December 4, 2015, our Argentine subsidiaries Sistemas Globales S.A. and IAFH Global S.A., entered into a Purchase Agreement with IRSA Inversiones y Representaciones Sociedad Anónima (“IRSA”) to acquire four floors representing approximately 4,896 square meters in a building to be constructed in a premium business zone of the City of Buenos Aires, Argentina.

In consideration for the property the subsidiaries agreed to pay IRSA the following purchase price: (i) AR$ 180,279 on the date of signing of the purchase agreement, equivalent to 18,779 at such date; (ii) 8,567 during a three-year term beginning in June 2016; and (iii) the remaining 3,672 at the moment of transfer of the property ownership, after finalization of the building.

As explained in note 4.11, during the year 2017, the Company estimated the future use of some tax credits and concluded that the value-added tax related to the advance payments to IRSA which amounted to 1,660 will not be recoverable and were included as advances to suppliers paid to IRSA.

As of December 31, 2017 and 2016, 25,498 and 20,977 are included in these consolidated financial statements as other receivables non-current.

Additionally, during the year 2016 the Company gave other advances to acquire a building in La Plata and Tucumán, Argentina. As of December 31, 2016 2,992 are included in these consolidated financial statements as other receivables current.
RELATED PARTIES BALANCES AND TRANSACTIONS

21.1 – WPP and Other related parties

The Company provides software and consultancy services to certain WPP subsidiaries and other related parties. WPP is a shareholder of the Company. Outstanding receivable balances as of December 31, 2017 and 2016 are as follows:

	As of December 31,
	2017	2016

Added Value	—	2
Grey Global Group Inc.	104	98
Group M Worldwide Inc	44	59
JWT	77	241
Kantar Operations	—	13
Kantar Retail	23	8
Mercado Libre S.R.L.	9	43
TNS	206	111
Total	463	575

During the year ended December 31, 2017, 2016 and 2015, the Company recognized revenues for 5,590, 6,462 and 6,655, respectively, as follows:

	For the year ended December 31,
	2017	2016	2015

Acceleration eMarketing	—	—	12
Added Value	13	790	361
Blue State Digital	—	—	41
Burson Marsteller	—	59	261
Fbiz Comunicação Ltda.	—	—	267
Geometry Global	—	—	2
Grey Global Group Inc.	1,238	1,182	1,011
Group M Worldwide Inc	521	822	868
IBOPE Argentina	—	244	6
IBOPE Pesquisa de Mídia Ltda	—	—	288
JWT	1,043	919	957
Kantar Group	791	674	282
Kantar Retail	93	93	69
Mindshare	—	—	71
Ogilvy & Mather Brasil Comunication	1,677	611	—
Qualicorp	—	—	275
Rockfish Interactive Corporation	—	—	77
Tenthavenue Media ltd	—	—	69
TNS	30	579	1,086
Young & Rubicam	—	366	652
Mercado Libre S.R.L.	—	100	—
Mirum Inc.	41	—	—
Coretech	—	23	—
Total	5,590	6,462	6,655

21.2 – Loan agreement to Collokia

On May, 5, 2017, the Company and Collokia LLC, signed a loan agreement whereby the Company provides a financing facility of 100. Interest on the entire outstanding principal balance is computed at an annual rate of 2.8%. Collokia shall repay the loan in full within 18 months from the date that this agreement has been signed off. The Company has the right to convert any portion of the outstanding principal into preferred units of Collokia. As of December 31, 2017, the fair value of the loan agreement amount to 100 and is exposed as other financial assets non current.

21.3 – Compensation of key management personnel

The remuneration of directors and other members of key management personnel during each of the three years are as follows:

	For the year ended December 31,
	2017	2016	2015

Salaries and bonuses	4,507	4,432	4,211
Total	4,507	4,432	4,211

The remuneration of directors and key executives is determined by the Board of Directors based on the performance of individuals and market trends.

During 2015, the Company granted 30,000 and 273,000 share options at a strike price of $22.77 and $28.31, respectively. During 2016, the Company granted 260,000 and 82,500 share options at a strike price of $29.01 and $32.36, respectively. During 2017, the Company granted 12,836 and 62,162 restricted stock units at a grant price of $34.96 and $37.00, respectively.